Members’ equity (deficit) and Stockholders’ equity (deficit) (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Warrant holders	$ 32,500	$ 32,500
Exchange of shares	1,083,008